NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details Narrative) - USD ($)				1 Months Ended												4 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 11, 2018	Apr. 13, 2018	Dec. 14, 2015	Sep. 28, 2018	Nov. 30, 2017	Nov. 17, 2017	Oct. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015	Sep. 15, 2015	Apr. 30, 2015	Feb. 28, 2015	Nov. 30, 2014	Dec. 31, 2013	Jan. 08, 2018	Aug. 01, 2017	Jul. 31, 2016	Jan. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Mar. 31, 2019	Mar. 30, 2019	Mar. 31, 2017
Accrued interest																				$ 138,605	$ 42,824		$ 188,013
Notes payable noncurent																				300,000	2,777,341		300,000
Loss on extinguishment of debt	$ 44,348																			(44,353)
Reclassification of derivative liability to additional paid in capital	$ 1,141,995																			1,141,995
Convertible Promissory Notes [Member]
Notes payable noncurent																				300,000	2,940,000		300,000
Promissory Notes [Member] | Private Placement Notes [Member]
Accrued and unpaid interest transfer to principal																					118,682			$ 33,592
Maturity date					Jun. 30, 2019
Note payable																				1,343,682	1,343,682		1,377,274
Number of warrants surrenderd		231,250
Promissory Notes [Member] | Private Placement Notes [Member]
Repayment of note payable																					25,000
Sale of Private Placement Notes			$ 750,000							$ 325,000								$ 925,000
Warrants issued										81,250								231,250
Strike price of warrants										$ 2.00								$ 2.00
Fair value of warrants										$ 63,398								$ 168,678
Number of warrants surrenderd		81,250
Financing Agreement [Member]
Original principal amount																			$ 660,000
Repayment of note payable																			$ 285,000
Note payable										375,000
Accrued interest						$ 168,282		$ 191,250		$ 223,393
Financing Agreement [Member] | February 2014 Note [Member]
Accrued and unpaid interest transfer to principal																						$ 8,182		23,948
Note payable																				957,925			981,873
Financing Agreement [Member] | December 2016 Note [Member]
Original principal amount								$ 100,000
Interest rate								20.00%
Accrued and unpaid interest transfer to principal																					5,591			2,640
Note payable																				105,591			108,231
Financing Agreement [Member] | November 2016 Note [Member]
Original principal amount									$ 250,000
Interest rate									20.00%
Accrued and unpaid interest transfer to principal																					47,000			7,425
Maturity date									Jun. 30, 2019
Note payable																				297,000			304,425
Financing Agreement [Member] | November 2017 Note [Member]
Interest rate						10.00%
Maturity date						Jun. 30, 2019
Note payable																				957,925	957,925
Loan Agreements[Member] | December 2016 Note [Member]
Original principal amount								$ 100,000
Interest rate								20.00%
Accrued and unpaid interest transfer to principal								$ 5,591
Note payable																				105,591	105,591
Loan Agreements[Member] | November 2016 Note [Member]
Original principal amount									$ 250,000
Interest rate									20.00%
Accrued and unpaid interest transfer to principal																					47,000
Maturity date									Mar. 30, 2019
Note payable																				297,000	297,000
Loan Agreements[Member] | April 2015 Note [Member]
Original principal amount												$ 50,000
Interest rate												10.00%
Accrued and unpaid interest transfer to principal																					16,511			1,663
Maturity date												Jun. 30, 2019
Note payable																				66,511	66,511		68,174
Accrued interest												$ 4,000
Loan Agreements[Member] | December 2013 Note [Member]
Original principal amount															$ 250,000
Repayment of note payable													$ 25,000
Interest rate															10.00%
Accrued and unpaid interest transfer to principal																					60,679			7,142
Maturity date															Jun. 30, 2019
Note payable																				285,679	285,679		292,820
Loan Agreements[Member] | November 2014 Note [Member]
Original principal amount														$ 210,000
Interest rate											10.00%			18.00%
Accrued and unpaid interest transfer to principal																					49,170			6,479
Maturity date														Jun. 30, 2019
Note payable																				259,170	259,170		265,649
Accrued interest														$ 16,800
Loan Agreements[Member] | October 2007 Note [Member]
Original principal amount							$ 550,000
Interest rate							10.00%
Accrued and unpaid interest transfer to principal																					17,310			$ 14,183
Maturity date							Jun. 30, 2019
Note payable																				$ 567,310	550,000		$ 581,493
Loan Agreements[Member] | March 2017 Note [Member]
Original principal amount																									$ 50,000
Accrued interest																					10,000
Accrued interest paid																					$ 10,000
Convertible Promissory Notes [Member]
Sale of Private Placement Notes																$ 1,175,000	$ 1,865,000
Exercise price																$ 0.01
Warrant Term																3 years	3 years
Number of shares converted				2,017,416